EMPLOYEE SEVERANCE BENEFITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE SEVERANCE BENEFITS [Abstract]
Minimum employment period for severance benefit eligibility, years	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Unfunded liability for employee severance payments, period expense	$ 284	$ 231	$ 57
Total Liability for Employees' severance benefits	617
Employees' severance benefits current	$ (84)